Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss	Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of December 31, 2022:
December 31,
2022
CURRENT ASSETS:
Cash and cash equivalents	$12,705
Accounts receivable, net	95,688
Total current assets of discontinued operations	108,393

Total assets of discontinued operations	$108,393

CURRENT LIABILITIES:
Accrued liabilities and other payables	24,655

Total liabilities of discontinued operations	$24,655

Reconciliation of the amounts of income and losses from discontinued operations in the consolidated statements of operations and comprehensive income/ (loss) for the year ended December 31, 2023, 2022 and 2021:
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

REVENUE	$-	$25,782	$84,416

COST OF REVENUE	-	-	-

GROSS PROFIT	-	25,782	84,416

OPERATING EXPENSES:
Selling and marketing	-	-	-
General and administrative
Payroll and related benefits	-	-	-
Professional fees	1,528	1,220	-
Other general and administrative	812	5,559	17,864

Total Operating Expenses	2,340	6,779	17,864

NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$(2,340)	$19,003	$66,552
As of November 18, 2023, the assets and liabilities of discontinued operations and reconciliation of gain on sale of discontinued operations of MMBD Advisory and MM Capital, MM SPC and Fundex SPC is as follows:
November 18,
2023
CURRENT ASSETS:
Cash and cash equivalents	$15,280
Accounts receivable, net	95,774
Total current assets of discontinued operations	111,054

Total assets of discontinued operations	$111,054

CURRENT LIABILITIES:
Accrued liabilities and other payables	29,655
Total current liabilities of discontinued operations	29,655

Total liabilities of discontinued operations	$29,655

Total consideration received	1,500
Less: carrying amount of net assets	81,399
Total loss on sale of discontinued operations	$(79,899)